Organization and Basis of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Basis of Presentation

Note 1 — Organization and Basis of Presentation

The accompanying unaudited condensed consolidated interim financial statements of EFactor Group Corp. (the “Company,” “we” or “our”) have been prepared by the Company’s management in conformity with accounting principles generally accepted in the United States of America and the rules of the Securities and Exchange Commission (“SEC”), and should be read in conjunction with the audited consolidated financial statements and notes thereto of the Company contained in the Company’s Annual Report on Form 10-K for the year ended December 31, 2014 (“Form 10-K”), which was filed on April 14, 2015. The condensed consolidated financial statements are prepared in accordance with the requirements for unaudited interim periods, and consequently, do not include all disclosures required to be made in conformity with accounting principles generally accepted in the United States of America.

On April 28, 2015, the Company amended its Amended and Restated Articles of Incorporation to increase the number of authorized shares of common stock of the Company from 175,000,000 to 300,000,000.

On July 14, 2015, the Company filed a Certificate of Amendment (the “Amendment”) with the Secretary of State of the State of Nevada to effect a reverse stock split of its outstanding shares of common stock and preferred stock at a ratio of 1 for 60 (the “Stock Split”), which Amendment became effective on July 17, 2015. Unless otherwise noted, all references herein to the number of common shares, price per common share or weighted average number of common shares outstanding have been adjusted to reflect this reverse stock split on a retroactive basis.

In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of financial position and the results of operations for the interim periods presented have been reflected herein. The results of operations for the interim periods are not necessarily indicative of the results to be expected for the full year. Notes to the financial statements that would substantially duplicate the disclosures contained in the audited financial statements for the fiscal year ended December 31, 2014 as reported in the Form 10-K have been omitted.

Our mission is to assist entrepreneurs in building and growing their businesses. We believe we are the only global company that combines a comprehensive online and in-person social network with business services and funding focused exclusively on the entrepreneurial community. Operating through our wholly-owned subsidiaries, we provide our more than 2.0 million members with social networking opportunities, business services including education and mentoring, and funding including educational tools and opportunities such as donation-based crowdfunding. Coupled with members in every country of the world (196 countries) participating in 240 industry groups, we have created a global, resource-rich ecosystem for entrepreneurs and small businesses that serves as a source of inspiration and ideas and provides essential services to foster business growth.

Our operations consist of the following three divisions:

•      Social Networks — Our social networks division is at the core of our company, offering numerous social networking tools to members, hosting live networking events, connecting business owners, providing direct member benefits and aggregating customer loyalty programs. We utilize our EScore™ benchmarking tool as part of our social networks division. EScore™ is based on our proprietary algorithm which allows individual entrepreneurs to benchmark themselves against a large pool of entrepreneur metrics and helps them find the resources they need for their own operations through a variety of innovative tools accompanied by available guidance and education to make qualified decisions.

•      Business Services — Our business services division offers critical services to entrepreneurs to build their businesses including brand marketing, staffing, graphic design, public relations and other third-party business resources.

•      Funding — Our funding division enables entrepreneurs and small businesses to raise money from donations and pre-orders by the general public through our recently-acquired subsidiary, RocketHub, a donation-based crowdfunding platform. We also provide interactive materials concerning financing needs and opportunities for our entrepreneur members.

The Company currently maintains its corporate office in New York, New York.

Principles of consolidation

The condensed consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries as of September 30, 2015. Significant intercompany balances and transactions have been eliminated.

Note 1. Organization and Basis of Presentation

The accompanying consolidated audited financial statements of EFactor Group Corp. (the “Company”, “we”, “our”), have been prepared in accordance with accounting principles generally accepted in the United States of America and the rules of the Securities and Exchange Commission (“SEC”). The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries The E-Factor Corporation, MCC International, HT Skills, Member Digital, GroupCard, ELEQT, and Robson Dowry, all inter-company accounts have been eliminated in consolidation.

On July 14, 2015, the Company filed a Certificate of Amendment (the “Amendment”) with the Secretary of State of the State of Nevada to effect a reverse stock split of its outstanding shares of common stock and preferred stock at a ratio of 1 for 60 (the “Stock Split”), which Amendment became effective on July 17, 2015. Unless otherwise noted, all references herein to the number of common shares, price per common share or weighted average number of common shares outstanding have been adjusted to reflect this reverse stock split on a retroactive basis.

Description of Business

We were originally formed as a Nevada corporation on July 27, 2001, under the name Online Holdings, Inc.  Subsequently, on September 1, 2006, pursuant to an Agreement and Plan of Merger dated July 24, 2006 by and among our company, Standard Drilling Acquisition Co., a Delaware corporation (“Standard Drilling Acquisition”), and Standard Drilling, Inc., a Delaware corporation (“Standard Drilling Delaware”), Standard Drilling Acquisition was merged with and into Standard Drilling Delaware, and Standard Drilling Delaware became our wholly-owned subsidiary.  As a result of the merger, our company, which previously had no material operations, acquired the business of Standard Drilling Delaware.  In conjunction with the merger, we changed our name to Standard Drilling, Inc.

On February 1, 2013, we entered into an Acquisition and Share Exchange Agreement (which we refer to herein as the Exchange Agreement) with The E-Factor Corp., a Delaware corporation (which we refer to herein as EFactor), and certain shareholders of EFactor (such transaction, the “Share Exchange”), pursuant to which significantly all of the common stock sellers of EFactor agreed to transfer to us 109,671 shares of common stock of EFactor in exchange for the issuance of: (a) 833,333 shares of our common stock; (b) 83,333 shares of Series A Convertible Preferred Stock; and (c) an additional 370,519 shares of our common stock were issued in October 2013. The Share Exchange closed on February 11, 2013.

As a result of the Share Exchange, EFactor became our majority-owned subsidiary.  We are now a holding company with all of our operations conducted through EFactor Group Corp., which is the owner of a portfolio of entrepreneur-focused product and service companies which exist around and complement EFactor.com, a targeted social network providing content and resources for entrepreneurs worldwide. The EFactor network is designed to support our members as their business grow, along each step of the process.

EFactor was incorporated in the state of Delaware on October 30, 2007, and provides a full-featured social network for entrepreneurs. EFactor provides a platform that enables access to a network of contacts, registration for networking events, advisory consulting, various business tools and a broad range of services and information.

On October 31, 2012, EFactor merged with EQmentor, an online professional development company organized in 2007 that provides working professionals 24/7 access to a custom-matched mentor, a global cross-industry peer community, and repositories of knowledge to empower high performance in the workplace.

On February 14, 2013, EFactor acquired MCC International (“MCC”), a public relations and communications agency. MCC was founded in 1988. The agency is based in the United Kingdom and promotes through enhancement of company’s reputation utilizing print and social media news outlets, focusing on upper tier emerging technology and science companies, as well as professional service organizations, from entrepreneur start-ups and spin-offs to global consumer brands.

On July 1, 2014, the Company acquired HT Skills, based in London, which is a fully-accredited provider of apprenticeships and work-based vocational learning, and is also an experienced welfare-to-work job-broker. HT Skills has successfully delivered Government-funded contracts for Skills Funding Agencies (SFA), Department of Work and Pensions (DWP), and European Social Funds (ESF) and has secured sustainable employment for young people since 2006.

On July 1, 2014, the Company acquired Member Digital, a company that offers entrepreneurial solutions for niche interests — inspiring action, and increasing income. From subscription websites, to digital advocacy and simple CRM, Member Digital has many diverse solutions for entrepreneur’s.

On July 7, 2014, the Company acquired GroupCard BV, a full service organization helping local organizations (i.e. sport clubs, charities, student associations, family caregivers) create extra value for their members, sponsors and partners. Based on a combination of services, technology, partnerships and business models, GroupCard is a revenue-generating partner to create extra value while keeping clients focused on their core business.

On October 1, 2014, the Company acquired ELEQT, an exclusive social discovery network for trendsetters in style and business. ELEQT offers a trusted social network, via www.eleqt.com, where members can engage with fascinating people to meet, discover things to do, places to go and trends to follow. ELEQT also organizes hundreds of exclusive member-only events around the world.

On November 15, 2014, the Company acquired Robson Dowry, an independent branding and design group with a track record of over 30 years. Robson Dowry provides its clients with graphic design, marketing and corporate positioning to help improve their clients’ visual identity and packaging.

The Company currently maintains its corporate office in New York, New York.